Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

The Partnership's cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. credits the Partnership with interest income as described in Note 2. Summary of Significant Accounting Policies.  The Partnership pays brokerage fees to Morgan Stanley Wealth Management (prior to October 2012, MS&Co.) as described in Note 2. Summary of Significant Accounting Policies.